Shareholders' equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' equity
Net income for the year	R$ 187,874	R$ 138,142	R$ 66,054
Number of ordinary shares	261,920,439	48,615,599	36,898,917
Basic earnings per share (in Reais)	R$ 0.72	R$ 2.84	R$ 1.79
Diluted earnings per share (in Reais)	R$ 0.72	R$ 2.84	R$ 1.79